Employee benefit expenses - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [Line Items]
Accrued employees compensation	$ 65,061	$ 186,484	$ 250,181
Accrued Directors remuneration	$ 1,626	$ 4,662	$ 6,255
Defined benefit pension plan [Member]
Disclosure of defined benefit plans [Line Items]
Non executive employees	3.00%
Employees' compensation distribution rate	10.00%
Director remuneration rate no more than	0.50%